Reinsurance Effect of Reinsurance on Premiums Written and Earned (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Direct premiums written	$ 39,222.0	$ 33,753.1	$ 27,860.7
Ceded written	(1,644.1)	(1,143.2)	(728.6)
Net premiums written	37,577.9	32,609.9	27,132.1
Direct premiums earned	37,519.7	31,970.2	26,425.7
Ceded earned	(1,327.3)	(1,036.9)	(695.8)
Net premiums earned	36,192.4	30,933.3	25,729.9
non regulated reinsurance plan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(933.0)	(546.8)	(222.7)
Ceded earned	(656.5)	(479.4)	(216.2)
Regulated reinsurance plan [Member]
SEC Schedule, 12-17, Insurance Companies, Reinsurance [Line Items]
Ceded written	(711.1)	(596.4)	(505.9)
Ceded earned	$ (670.8)	$ (557.5)	$ (479.6)